Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Cash Flows From Discontinued Operations [Abstract]
Cash From (Used in) Operating Activities	$ 27	$ 38
Cash From (Used in) Investing Activities	(37)	414
Net Cash Flow	$ (10)	$ 452